Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about right of use assets [text block]

(in EUR 000)	Building	Motor vehicles	Total
Cost
Opening value at January 1, 2020	1,207	192	1,399
Additions	3,194	233	3,427
Disposal	(1,207)	(23)	(1,230)
Exchange difference	(5)	—	(5)
Cost at December 31, 2020	3,189	402	3,591
Additions	24	290	314
Disposal	(13)	(22)	(35)
Exchange difference	243	—	243
Cost at December 31, 2021	3,443	670	4,113
Depreciation
Opening accumulated depreciation at January 1, 2020	(281)	(52)	(333)
Depreciation charge	(383)	(68)	(451)
Disposal	470	11	481
Exchange difference	(5)	—	(5)
Depreciation at December 31, 2020	(199)	(109)	(308)
Depreciation charge	(453)	(117)	(570)
Disposal	2	19	21
Exchange difference	(38)	—	(38)
Depreciation at December 31, 2021	(688)	(207)	(895)
Net book value at December 31, 2020	2,990	293	3,283
Net book value at December 31, 2021	2,755	463	3,218

Disclosure of detailed information about lease liabilities [text block]

	As at December 31
(in EUR 000)	2021	2020
Non-current lease liabilities	2,737	2,844
Current lease liabilities	582	473
Total	3,319	3,317

Disclosure of detailed information about maturity lease liabilities [text block]

(in EUR 000)	2021	2020
Lease debt at January 1	3,317	1,075
New lease debts	314	3,427
Rent expense paid	(591)	(479)
Accretion of interest	91	47
Disposal	(25)	(743)
Exchange differences	213	(10)
Lease debt at December 31	3,319	3,317